RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of transactions with related parties
	Year ended December 31,
	2015	2014	2013

Cost of revenues of products	$2,915	$4,876	$-

Schedule of balances with related parties
	December 31,
	2015	2014

Accrued expenses	$339	$846
Trade payable	$1,170	$-